Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

NOTE 16 — Income Taxes

Earnings before income taxes consist of the following for the years ended December 31:

($ in thousands)	2014	2013	2012

Domestic	$19,205	$(5,396)	$(6,184)
Non-U.S.	20,143	23,459	20,628

Total	$39,348	$18,063	$14,444

Significant components of income tax provision/(benefit) are as follows for the years ended December 31:

($ in thousands)	2014	2013	2012

Current:
Federal	$508	$661	$39
State	437	671	534
Non-U.S.	6,981	4,804	5,839

Total Current	7,926	6,136	6,412

Deferred:
Federal	3,436	7,091	(1,423)
State	154	877	(350)
Non-U.S.	1,310	1,962	(3,687)

Total Deferred	4,900	9,930	(5,460)

Total provision for Income Taxes	$12,826	$16,066	$952

Significant components of the CTS' deferred tax assets and liabilities at December 31 are:

($ in thousands)	2014	2013

Postretirement benefits	$1,953	$1,877
Inventory reserves	1,567	1,934
Loss carry-forwards	23,095	36,373
Credit carry-forwards	16,903	15,028
Nondeductible accruals	6,336	6,126
Research expenditures	30,088	28,606
Prepaid charges	45	727
Foreign exchange loss	1,009	—
Other	4,102	5,476

Gross deferred tax assets	85,098	96,147

Depreciation	11,073	11,168
Pensions	9,462	19,177
Unrealized foreign exchange gain	—	350
Subsidiaries' unremitted earnings	—	2,774
Other	—	696

Gross deferred tax liabilities	20,535	34,165

Net deferred tax assets	64,563	61,982
Deferred tax asset valuation allowance	(12,938)	(14,323)

Total net deferred tax assets	$51,625	$47,659

The current and long-term deferred tax assets and current and long-term deferred tax liabilities at December 31 are:

($ in thousands)	2014	2013

Current Deferred Tax Assets	$8,708	$9,426
Current Deferred Tax Liabilities	(8)	(138)

Total Current Deferred Tax Assets	8,700	9,288

Non-current Deferred Tax Assets	43,120	38,620
Non-current Deferred Tax Liabilities	(195)	(249)

Total Non-current Deferred Tax Assets	42,925	38,371

Total net deferred tax assets	$51,625	$47,659

The current and non-current deferred tax assets and current and non-current deferred tax liabilities were not netted since these items relate to different tax jurisdictions. Current deferred tax assets, current deferred tax liabilities and non-current deferred tax liabilities are included as components of "Other current assets", "Accrued liabilities" and "Other long-term obligations" respectively, on CTS' Consolidated Balance Sheets at December 31, 2014 and December 31, 2013.

At the end of each annual reporting period, CTS makes an assessment of the ultimate realizability of its net deferred tax assets, including deferred tax assets associated with accumulated net operating losses ("NOLs") in the various jurisdictions in which it operates. In assessing the ultimate realizability of its net deferred tax assets, CTS considers its past performance, available tax strategies, and expected future taxable income during the tax loss and credit carry-forward periods.

Generally, CTS assesses that it is more-likely-than-not its net deferred tax assets will be realized during the available carry-forward periods. CTS has determined, however, that a valuation allowance of $12,938,000 should be provided for certain deferred tax assets at December 31, 2014. In most cases, the valuation allowances were necessitated by changes in business activity in the underlying jurisdictions, which contributed to the more-likely-than-not conclusion that the deferred tax assets would not be realized. No valuation allowance was recorded in 2014 against the U.S. federal NOL carry-forward of $43,188,000 expiring in the years 2022 through 2031. CTS assessed the future realization of those NOLs utilizing taxable income projections for years 2015 through 2021. Those projections applied taxable income estimates consistent with historical earnings patterns of its traditional automotive and electronic component product lines and a return to levels of profitability in its communication component product line consistent with management and independent consensus views of the moderate recovery expected in the markets served by CTS. Management believes that, based upon the historical operating performance of its business units and the successful cost reduction efforts, CTS more-likely-than-not, will realize the benefits of its U.S. NOL.

As of December 31, 2014, the $12,938,000 valuation allowance includes $3,682,000 for certain state NOLs and credit carry-forwards, $5,478,000 for foreign tax credit carry-forwards, and $3,778,000 related to foreign deferred tax assets and NOLs. The $1,385,000 net decrease in the valuation allowance was primarily related to a $1,540,000 decrease in the valuation allowance for state NOLs due to the expiration of the carry-forward period, as well as a $1,117,000 decrease in the valuation allowance related to UK NOLs. This was offset by valuation increases in certain foreign countries including Hong Kong, India, and Switzerland due to the change in NOL's associated with current year earnings as well as a $1,329,000 increase in the valuation allowance for a tax credit in the Czech Republic.

In addition to the US NOL carry-forward of $43,188,000 addressed above, the company has $2,535,000 of alternative minimum tax credit carry-forwards, $7,208,000 of federal R&D credits which begin to expire in year 2021 and $5,478,000 of foreign tax credit carry-forwards which begin to expire in 2015. The foreign tax credit carry-forwards have a valuation allowance recorded against the entire deferred tax asset. Significant foreign NOLs include People's Republic of China in the amount of $13,489,000 which expires in years 2016 through 2018 and Switzerland in the amount of $7,549,000 which expires in years 2018 through 2021. A valuation allowance has been recorded against the entire deferred tax asset related to the Swiss NOL. CTS also has a $1,329,000 tax credit in the Czech Republic for which a valuation allowance was recorded against the entire deferred tax asset. This credit expires in 2016. State NOLs, net of federal benefit are $5,029,000. While the earliest of these NOLs expire in 2015, the significant components of the state NOL carry-forwards are Indiana loss carry-forwards which begin to expire in the year 2021. A valuation allowance in the amount of $2,768,000 has been recorded on the state NOL carry-forwards. State credits, net of federal benefit are $1,656,000 which expires in years 2015 through 2034. A valuation allowance in the amount of $914,000 has been recorded on the state tax credits.

The following table reconciles taxes at the United States statutory rate to the effective income tax rate from continuing operations for the years ended December 31:

	2014	2013	2012

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.72%	0.95%	(0.02)%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(7.57)%	(9.86)%	(8.99)%
Benefit of scheduled tax credits	(1.32)%	(3.88)%	—%
Foreign source income	3.47%	60.94%	5.64%
Non-deductible expenses	2.79%	(2.42)%	(0.97)%
Non-U.S. adjustments to valuation allowances	(0.43)%	8.18%	(5.72)%
Nontaxable foreign gain	—%	—%	(11.47)%
Change in unrecognized tax benefits	—%	0.69%	(8.97)%
Other	(0.08)%	(0.65)%	2.09%

Effective income tax rate	32.58%	88.95%	6.59%

CTS' overall tax rate reflects tax incentives that CTS' business operations continue to qualify for in various countries. As a result, certain earnings of CTS are subject to tax at reduced rates for specified periods of time. These tax incentives, unless extended, are scheduled to begin expiring at the end of 2014. During 2012, CTS' Zhongshan, China manufacturing site applied for a new production and technology based income tax incentive. The application was approved during the first quarter of 2013, reducing the 25% China statutory tax rate to 15% for the 2012 through 2014 period. In 2014, the benefit from the reduced tax rate for CTS Zhongshan was $1,366,000. As part of its 2013 tax provision, CTS recognized a $1,087,766 tax benefit related to the retroactive enactment of this tax incentive to 2012. In addition, on December 19, 2014, President Obama signed into law the Tax Increase Prevention Act of 2014, which retroactively extended, among other items, the U.S. research credit and controlled foreign corporation look-through exemption through 2014. CTS recognized a $594,000 tax benefit in its 2014 provision related to this retroactive law change.

In 2014, CTS recognized approximately $684,000 of U.S. tax expense relating to current and prior year earnings outside of the U.S. that are not deemed to be permanently reinvested. Management intends to continue to permanently reinvest all remaining current and prior earnings in jurisdictions located outside of the U.S. At December 31, 2014, no provision had been made for U.S. federal and state income taxes on approximately $172,000,000 of foreign earnings, which are expected to be permanently reinvested outside of the U.S. Upon distribution of those earnings in the form of dividends or otherwise, CTS would be subject to U.S. income taxes, with a possible adjustment for foreign tax credits, state income taxes, and withholding taxes payable to the various foreign countries. Determination of the amount of unrecognized deferred U.S. tax liability is not practical because of complexities such as net operating loss utilizations, potential foreign tax credits, local restrictions on distributions, and treaty implications associated with the related calculation.

CTS recognizes the financial statement benefit of a tax position based on its technical merits only after determining that the position would be sustained upon examination, including resolution of any related appeals or litigation. A tax position that meets the "more-likely-than-not" threshold is then measured to determine the amount of benefit recognized in the financial statements. CTS or one of its subsidiaries files income tax returns in the United States (Federal and various states), and foreign jurisdictions. CTS' open tax years are primarily subject to examination from 2010 through 2013 for all U.S. jurisdictions. The open years for the international tax returns range from 2006 through 2013 based on local statutes. U.S. tax authorities also have the ability to review prior tax years to the extent of net operating losses and tax credit carry-forwards. Changes may be applied to any open tax years. At December 31, 2014, CTS had one ongoing income tax audit in Canada. CTS has approximately $3,890,000 of unrecognized tax benefits, which if recognized, would impact the effective tax rate. CTS does not anticipate any significant changes in its unrecognized tax benefits within the next 12 months as a result of examinations or statute lapses.

A reconciliation of the beginning and ending unrecognized tax benefits is provided below:

($ in thousands)	2014	2013

Balance at January 1	$4,043	$4,130
Increase related to current year tax positions	40	35
Increase related to prior year tax positions	5	35
Decrease as a result of lapse of statute of limitations	(114)	(36)
Decrease related to settlements with taxing authorities	(14)	(121)
Other Decrease	(70)	—

Balance at December 31	$3,890	$4,043

CTS' continuing practice is to recognize interest and/or penalties related to income tax matters as income tax expense. However, at the time of adoption and as of the year ended December 31, 2014, there were no significant amounts accrued for interest and/or penalties related to uncertain income tax positions.